SHAREHOLDERS' EQUITY - Non-controlling interests (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Non-controlling interests opening balance	₽ (3,990)
Dividends to non-controlling interests	52	₽ 52	₽ 1,123
Non-controlling interests closing balance	(4,838)	(3,990)
Statement of financial position
Current assets	263,300	262,354
Non-current assets	752,518	656,849
Current liabilities	(473,420)	(328,614)
Non-current liabilities	(527,794)	(557,899)
Income statement
Revenue, gross of intercompany	(534,403)	(494,926)	(470,605)
Profit for the year, gross of intercompany	(64,269)	(62,073)	(55,099)
Non-controlling interests
Non-controlling interests
Dividends to non-controlling interests	52	52	1,123
Income statement
Profit for the year, gross of intercompany	₽ (796)	₽ (661)	₽ (858)